Organization and Summary of Significant Accounting Policies (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 0	$ 0	$ 0	$ 0
Assets	961,655	943,839	1,344,006	886,695
Net loss	(3,285,410)	(10,614,118)	(14,591,675)	(6,108,117)
Property and equipment	842	1,522	1,352	2,366
Assets under construction	922,639	919,138	892,639	846,285
Depreciation	510	844	1,014	4,207
Additions to assets under construction			95,352	119,722
Headquarters [Member]
Revenue	0	0	0	0
Assets	39,016	24,701	451,367	40,410
Net loss	(3,285,410)	(10,614,118)	(14,591,675)	(5,837,007)
Property and equipment	842	1,522	1,352	2,366
Assets under construction	0	0	0	0
Depreciation	510	844	1,014	4,207
Additions to assets under construction			0	0
U.S. Territories [Member]
Revenue	0	0	0	0
Assets	757,738	870,140	892,639	797,287
Net loss	0	0	0	0
Property and equipment	0	0	0	0
Assets under construction	757,738	870,140	892,639	797,287
Depreciation	0	0	0	0
Additions to assets under construction			95,352	119,722
Bahamas [Member]
Revenue			0	0
Assets			0	0
Net loss			0	(271,110)
Property and equipment			0	0
Assets under construction			0	0
Depreciation			0	0
Additions to assets under construction			0	0
Other [Member]
Revenue	0	0	0	0
Assets	164,901	48,998	0	48,998
Net loss	0	0	0	0
Property and equipment	0	0	0	0
Assets under construction	164,901	48,998	0	48,998
Depreciation	$ 0	$ 0	0	0
Additions to assets under construction			$ 0	$ 0